Inventories (Tables)	12 Months Ended
Jun. 30, 2022
Inventories
Schedule of inventories

	2022	2021
for the year ended 30 June	Rm	Rm
Carrying value
Crude oil and other raw materials	6 515	4 269
Process material	2 079	1 834
Maintenance materials	5 636	5 585
Work in progress	2 661	2 560
Manufactured products	23 988	15 315
Consignment inventory	231	179
	41 110	29 742